UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	811-07092

BlackRock Florida Insured Municipal 2008 Term Trust

(Exact name of registrant as specified in charter)

100 Bellevue Parkway, Wilmington, DE	19809

(Address of principal executive offices)	(Zip code)

Robert S. Kapito, President
BlackRock Florida Insured Municipal 2008 Term Trust
40 East 52nd Street, New York, NY 10022

(Name and address of agent for service)

Registrant's telephone number, including area code:	888-825-2257

Date of fiscal year end: December 31, 2005

Date of reporting period:	September 30, 2005

Item 1. Schedule of Investments.

The Registrant’s unaudited schedule of investments as of the close of the reporting period pursuant to Rule 30b1-5 under the Investment Company Act of 1940 is as follows:

PORTFOLIO OF INVESTMENTS (unaudited)
SEPTEMBER 30, 2005

BlackRock Florida Insured Municipal 2008 Term Trust (BRF)

	Principal
	Amount			Option Call
Rating[1]	(000)		Description	Provisions[2]	Value

			LONG-TERM INVESTMENTS—143.2%
			Florida—125.1%
AAA	$ 1,500		Alachua Cnty. Sch. Dist., GO, 4.25%, 1/01/09, FSA	No Opt. Call	$ 1,550,370
			Brd. of Ed.,
AAA	4,190		Lottery Rev., Ser. A, 5.00%, 7/01/08, FGIC	No Opt. Call	4,399,542
AAA	8,720		GO, 3.50%, 1/01/09, FSA	No Opt. Call	8,812,955
AAA	1,765		Collier Cnty. Sch. Brd., COP, Ser. A, 3.50%, 2/15/09, FSA	No Opt. Call	1,777,214
AAA	1,000		Dade Cnty. Aviation Rev., 6.00%, 10/01/08, AMBAC	10/05 @ 102	1,024,060
			Dade Cnty., GO,
AAA	5,000		Ser. A, Zero Coupon, 2/01/08, MBIA	02/06 @ 92.852	4,595,800
AAA	905	[3]	Ser. B, Zero Coupon, 10/01/08, AMBAC	ETM	821,867
AAA	1,095		Ser. B, Zero Coupon, 10/01/08, AMBAC	No Opt. Call	988,588
AAA	1,515		Delray Beach, Decade of Excellence Prog. Proj., 3.50%, 2/01/09, FSA	No Opt. Call	1,529,165
			Dept. of Env. Protection Presvtn., Ser. B, FGIC,
AAA	5,905		4.00%, 7/01/08	No Opt. Call	6,046,425
AAA	6,140		4.00%, 7/01/09	No Opt. Call	6,311,552
			Div. of Bond Fin. Dept. Gen. Svc. Rev.,
AAA	8,000		Dept. of Env. Presvtn. Proj., Ser. B, 5.25%, 7/01/10, FSA	07/08 @ 101	8,493,200
AAA	2,000		Nat. Res. & Presvtn. Proj., Ser. A, 5.00%, 7/01/11, AMBAC	07/07 @ 101	2,082,360
			Escambia Cnty. Util. Sys., Ser. B, FGIC,
AAA	1,595		6.125%, 1/01/09	No Opt. Call	1,691,083
AAA	5,235		6.25%, 1/01/12	No Opt. Call	6,003,655
AAA	5,060		6.25%, 1/01/13	No Opt. Call	5,855,128
AAA	6,000		Greater Orlando Aviation Auth., Orlando Arpt. Facs. Rev. Proj.,
			Ser. C, 3.50%, 10/01/08, MBIA	No Opt. Call	6,049,200
AAA	3,000		Hillsborough Cnty. Sch. Dist. Sales Tax Rev., 4.00%, 10/01/09, AMBAC	No Opt. Call	3,083,520
AAA	10,000		Hillsborough Cnty. Util., 4.50%, 8/01/08, AMBAC	No Opt. Call	10,380,600
			Indian River Cnty. Sch. Dist., GO, FSA,
AAA	950		3.25%, 4/01/08	No Opt. Call	953,838
AAA	1,000		3.25%, 4/01/09	No Opt. Call	1,001,640
			Jacksonville Beach Utils., AMBAC,
AAA	1,100		3.10%, 4/01/09	No Opt. Call	1,096,392
AAA	1,155		3.10%, 10/01/09	No Opt. Call	1,148,567
AAA	5,895		Jacksonville Excise Tax, 4.25%, 10/01/08, AMBAC	No Opt. Call	6,081,989
			Jacksonville Sales Tax,
AAA	1,155		3.125%, 10/01/08, FGIC	No Opt. Call	1,154,838
AAA	1,000		3.375%, 10/01/09, FGIC	No Opt. Call	1,004,640
AAA	2,000		4.10%, 10/01/08, AMBAC	No Opt. Call	2,054,940
AAA	825		Lake Cnty. Sch. Brd., COP, 3.50%, 7/01/09, AMBAC	No Opt. Call	832,755
AAA	2,000		Lakeland Elec. & Wtr., 5.90%, 10/01/08, FSA	No Opt. Call	2,156,900
AAA	3,000		Lee Cnty. Arprt., 4.25%, 10/01/09, FSA	No Opt. Call	3,102,300
AAA	2,000		Miami Dade Cnty. Edl. Fac., Ser. A, 4.875%, 4/01/09, AMBAC	No Opt. Call	2,109,760
			Miami Dade Cnty. Pub. Svc. Tax Rev. Pub. Impvt., AMBAC,
AAA	1,535		3.40%, 4/01/08	No Opt. Call	1,546,681
AAA	1,595		3.625%, 4/01/09	No Opt. Call	1,617,202
AAA	4,775		Miami Dade Cnty. Sch. Brd., 5.25%, 8/01/11, FSA	08/08 @ 101	5,072,578
			Miami, GO, FGIC,
AAA	1,345		5.90%, 12/01/08	No Opt. Call	1,456,057
AAA	1,000		6.00%, 12/01/09	No Opt. Call	1,106,040
AAA	1,090		Mun. Loan Council, Ser. C, 3.50%, 11/01/08, MBIA	No Opt. Call	1,101,707

BlackRock Florida Insured Municipal 2008 Term Trust (BRF) (continued)

	Principal
	Amount			Option Call
Rating[1]	(000)		Description	Provisions[2]	Value

			Florida—(continued)
AAA	$ 1,000	[4]	Orange Cnty. Pub. Svc. Tax Rev., 5.70%, 10/01/05, FGIC	N/A	$ 1,020,000
AAA	4,895		Orange Cnty. Sales Tax Rev., Ser. A, 3.25%, 1/01/09, FGIC	No Opt. Call	4,909,783
			Orange Cnty. Tourist Dev. Tax Rev., Ser. A,
AAA	5,340		4.00%, 10/01/09, AMBAC	No Opt. Call	5,478,626
AAA	1,005	[3]	5.85%, 10/01/08, MBIA	ETM	1,083,310
AAA	495		5.85%, 10/01/08, MBIA	No Opt. Call	532,397
AAA	5,130		4.00%, 10/01/08, AMBAC	No Opt. Call	5,249,016
			Orlando Wstwtr. Sys., Ser. A, AMBAC,
AAA	1,100		3.25%, 10/01/08	No Opt. Call	1,103,740
AAA	1,280		3.50%, 10/01/09	No Opt. Call	1,291,878
			Osceola Cnty., AMBAC,
AAA	1,810		3.75%, 10/01/08	No Opt. Call	1,841,784
AAA	1,535		3.875%, 10/01/09	No Opt. Call	1,570,612
			Osceola Cnty. Gas Tax, FGIC,
AAA	640		3.10%, 4/01/08	No Opt. Call	640,301
AAA	535		3.30%, 4/01/09	No Opt. Call	536,749
			Palm Beach Cnty. Sch. Brd., COP, Ser. D, FSA,
AAA	1,770		3.00%, 8/01/08	No Opt. Call	1,764,725
AAA	850		3.30%, 8/01/09	No Opt. Call	852,099
AAA	7,085		Pasco Cnty. Sld. Wst. Disp. & Res. Rec. Sys., 6.00%, 4/01/09, FGIC	01/05 @ 100	7,104,059
			Polk Cnty. Sch. Brd., COP, Ser. A, FSA,
AAA	2,000		3.20%, 1/01/08	No Opt. Call	2,003,800
AAA	2,000		3.375%, 1/01/09	No Opt. Call	2,011,840
AAA	1,020		Sebring Wtr. & Wstwtr., 3.625%, 1/01/09, FGIC	No Opt. Call	1,034,770
AAA	2,000		Seminole Cnty. Wtr. & Swr., 6.00%, 10/01/09, MBIA	No Opt. Call	2,204,200
			So. Florida Wtr. Mgmt. Dist., AMBAC,
AAA	1,250		3.00%, 10/01/08	No Opt. Call	1,245,400
AAA	1,000		3.30%, 10/01/09	No Opt. Call	1,001,850
AAA	1,025		St. Johns Cnty. Sch. Brd., COP, Ser. A, 3.50%, 7/01/09, MBIA	No Opt. Call	1,034,635
AAA	500		St. Petersburg Hlth. Facs. Auth., All Children's Hosp. Proj., 3.10%, 11/15/08, AMBAC	No Opt. Call	498,080
AAA	1,370		Vlg. Ctr. Cmnty. Dev. Dist. Rec., Ser. A, 5.50%, 11/01/08, MBIA	No Opt. Call	1,464,366
AAA	2,370		Volusia Cnty. Sales Tax Rev., Ser. B, 4.00%, 10/01/08, MBIA	No Opt. Call	2,428,397

					166,001,525

			Puerto Rico—18.1%
			Mun. Fin. Agcy., Ser. A, FSA,
AAA	10,000		3.50%, 8/01/08	No Opt. Call	10,112,400
AAA	12,000		3.75%, 8/01/09	No Opt. Call	12,243,960
AAA	1,500		5.625%, 8/01/10	08/09 @ 101	1,640,265

					23,996,625

			Total Long-Term Investments (cost $185,822,061)		189,998,150

			SHORT-TERM INVESTMENTS—18.7%
			Florida—13.4%
A-1+	6,000	[5]	Highlands Cnty. Hlth. Facs. Auth., Adventist Hlth. Sys. Proj.,
			Ser. B, 2.75%, 10/06/05, FGIC, FRWD	N/A	6,000,000
A-1+	300	[5]	Jacksonville Hlth. Facs. Hosp., Variable Baptist Med. Ctr. Proj., 2.80%, 10/03/05, FRDD	N/A	300,000
F1+	1,655	[5]	Orange Cnty. Sch. Brd., COP, Ser. B, 2.80%, 10/03/05, AMBAC, FRDD	N/A	1,655,000
A-1	6,000	[5]	Orlando & Orange Cnty. Expwy. Auth. Rev., Ser. D, 2.76%, 10/06/05, FSA, FRWD	N/A	6,000,000
A-1+	2,900	[5]	Palm Beach Cnty. Sch. Brd., COP, Ser. B, 2.75%, 10/06/05, AMBAC, FRWD	N/A	2,900,000
A-1+	1,000	[5]	Pinellas Cnty. Hlth. Fac. Auth., 2.83%, 10/03/05, AMBAC, FRDD	N/A	1,000,000

					17,855,000

			Puerto Rico—5.3%
A-1	6,000	[5]	Gov't. Dev. Bank, 2.48%, 10/05/05, MBIA, FRWD	N/A	6,000,000
A-1	1,000	[5]	Hwy. & Transp. Auth. Transp. Rev., Ser. A, 2.72%, 10/05/05, AMBAC, FRWD	N/A	1,000,000

					7,000,000

BlackRock Florida Insured Municipal 2008 Term Trust (BRF) (continued)

Description	Value

Total Short-Term Investments (cost $24,855,000)	$ 24,855,000

Total Investments—161.9% (cost $210,677,0616)	$214,853,150
Other assets in excess of liabilities—1.5%	1,956,795
Preferred shares at redemption value, including dividends payable—(63.4)%	(84,155,328)

Net Assets Applicable to Common Shareholders—100%	$132,654,617

[1]	Using the higher of S&P’s, Moody’s or Fitch’s rating.
[2]	Date (month/year) and price of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.
[3]	Security is collateralized by U.S. Treasury obligations.
[4]	This bond is prerefunded. U.S. government securities, held in escrow, are used to pay interest on this security, as well as retire the bond in full at the date indicated, typically at a premium to par.
[5]	For purposes of amortized cost valuation, the maturity date of this instrument is considered to be the earlier of the next date on which the security can be redeemed at par, or the next date on which the rate of interest is adjusted. Rate shown is rate as of September 30, 2005.
[6]	Cost for Federal tax purposes is $210,654,044. The net unrealized appreciation on a tax basis is $4,199,106, consisting of $4,231,166 gross unrealized appreciation and $32,060 unrealized depreciation.

The value (market value plus accrued interest) of securities that are covered by insurance, which ensures the payment of principal and interest, represent approximately 100.2% of the Trust’s managed assets. The Trust has the following insurance concentrations:

AMBAC	– 28.4%
FGIC	– 26.3%
FSA	– 33.1%
MBIA	– 12.4%

KEY TO ABBREVIATIONS

AMBAC	—	American Municipal Bond Assurance Corp.	FRWD	—	Floating Rate Weekly Demand
COP	—	Certificate of Participation	FSA	—	Financial Security Assurance
ETM	—	Escrowed to Maturity	GO	—	General Obligation
FGIC	—	Financial Guaranty Insurance Co.	MBIA	—	Municipal Bond Insurance Assoc.
FRDD	—	Floating Rate Daily Demand

Item 2. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have evaluated the Registrant's disclosure controls and procedures within 90 days of this filing and have concluded, as of that date, that the Registrant’s disclosure controls and procedures were reasonably designed to ensure that information required to be disclosed by the Registrant in this Form N-Q was recorded, processed, summarized, and reported within the required time periods and that information to be disclosed by the Registrant in this Form N-Q was accumulated and communicated to the Registrant’s management , including it principle executive and principle financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a -3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications of the registrant’s principal executive and financial officers pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached as EX-99.CERT.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)     BlackRock Florida Insured Municipal 2008 Term Trust

By:      /s/ Henry Gabbay
Name: Henry Gabbay
Title: Treasurer
Date: November 18, 2005

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:      /s/ Robert S. Kapito
Name: Robert S. Kapito
Title: Principal Executive Officer
Date: November 18, 2005

By:      /s/ Henry Gabbay
Name: Henry Gabbay
Title: Principal Financial Officer
Date: November 18, 2005